DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended
	Feb. 28, 2019	Feb. 28, 2019
Fair Value Of Warrant Liability Roll Forward
Reclass of warrant derivative liability from equity		$ (918,050)
Change in fair value for the period of warrant derivative liability	$ 333,130	333,130
Fair value - February 28, 2019	584,920	584,920
Warrant
Fair Value Of Warrant Liability Roll Forward
Fair value - August 31, 2018		0
Reclass of warrant derivative liability from equity		(918,050)
Change in fair value for the period of warrant derivative liability		333,130
Fair value - February 28, 2019	$ 584,920	$ 584,920